UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (21.4%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.934s, 2032			$207,439	$317,489
IFB Ser. 3408, Class EK, 25.123s, 2037			105,206	151,816
IFB Ser. 2979, Class AS, 23.662s, 2034			38,275	48,992
IFB Ser. 3072, Class SM, 23.186s, 2035			159,446	226,285
IFB Ser. 3072, Class SB, 23.039s, 2035			142,837	201,282
IFB Ser. 3249, Class PS, 21.725s, 2036			112,080	151,541
IFB Ser. 3998, Class KS, IO, 6.533s, 2027			1,852,452	292,919
IFB Ser. 4048, Class GS, IO, 6.483s, 2040			1,735,298	338,800
IFB Ser. 3860, Class SP, IO, 6.433s, 2040			3,090,567	493,131
IFB Ser. 4032, Class SA, IO, 6.333s, 2042			3,176,127	610,263
IFB Ser. 3708, Class SA, IO, 6.283s, 2040			3,525,937	651,382
IFB Ser. 4125, Class SH, IO, 5.983s, 2042			1,967,608	351,671
IFB Ser. 4112, Class SC, IO, 5.983s, 2042			7,834,125	1,429,728
IFB Ser. 4105, Class LS, IO, 5.983s, 2041			2,267,135	436,151
IFB Ser. 4240, Class SA, IO, 5.833s, 2043			3,364,411	756,320
IFB Ser. 311, Class S1, IO, 5.783s, 2043			6,250,377	1,328,224
IFB Ser. 308, Class S1, IO, 5.783s, 2043			2,712,515	634,647
Ser. 3632, Class CI, IO, 5s, 2038			448,397	43,495
Ser. 3626, Class DI, IO, 5s, 2037			137,966	3,191
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,116,766	677,585
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,746,803	324,381
Ser. 3747, Class HI, IO, 4 1/2s, 2037			393,234	45,026
Ser. 304, Class C53, IO, 4s, 2032			1,968,851	303,754
Ser. 4122, Class AI, IO, 3 1/2s, 2042			4,535,488	691,662
Ser. 4122, Class CI, IO, 3 1/2s, 2042			4,141,744	631,616
Ser. 4105, Class HI, IO, 3 1/2s, 2041			2,053,810	329,595
Ser. 304, IO, 3 1/2s, 2027			4,087,147	507,583
Ser. 304, Class C37, IO, 3 1/2s, 2027			3,023,436	379,774
Ser. 4165, Class TI, IO, 3s, 2042			8,624,666	1,216,940
Ser. 4183, Class MI, IO, 3s, 2042			3,629,233	508,456
Ser. 4210, Class PI, IO, 3s, 2041			2,559,506	288,744
Ser. T-57, Class 1AX, IO, 0.399s, 2043			2,417,545	28,090
FRB Ser. 3326, Class WF, zero %, 2035			1,907	1,630

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.912s, 2036			192,777	358,934
IFB Ser. 07-53, Class SP, 23.596s, 2037			138,899	202,427
IFB Ser. 08-24, Class SP, 22.68s, 2038			140,486	205,810
IFB Ser. 05-75, Class GS, 19.756s, 2035			129,957	172,003
IFB Ser. 05-83, Class QP, 16.966s, 2034			180,993	233,510
IFB Ser. 10-35, Class SG, IO, 6.235s, 2040			2,146,088	425,140
IFB Ser. 12-132, Class SB, IO, 6.035s, 2042			6,269,970	1,036,489
IFB Ser. 13-19, Class DS, IO, 6.035s, 2041			4,480,155	833,204
IFB Ser. 13-41, Class SP, IO, 6.035s, 2040			1,747,888	288,402
IFB Ser. 13-18, Class SB, IO, 5.985s, 2041			2,043,420	355,964
IFB Ser. 12-105, Class S, IO, 5.885s, 2042			1,502,963	278,048
IFB Ser. 13-128, Class CS, IO, 5.735s, 2043			3,552,637	768,222
IFB Ser. 13-101, Class CS, IO, 5.735s, 2043			2,214,344	482,063
IFB Ser. 10-46, Class WS, IO, 5.585s, 2040			1,985,019	266,608
Ser. 374, Class 6, IO, 5 1/2s, 2036			354,122	64,029
Ser. 12-132, Class PI, IO, 5s, 2042			4,001,251	844,384
Ser. 398, Class C5, IO, 5s, 2039			222,313	35,570
Ser. 10-13, Class EI, IO, 5s, 2038			107,048	3,827
Ser. 378, Class 19, IO, 5s, 2035			942,284	162,544
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			8,825,952	1,749,304
Ser. 409, Class 81, IO, 4 1/2s, 2040			4,271,162	869,610
Ser. 409, Class 82, IO, 4 1/2s, 2040			4,460,504	914,571
Ser. 366, Class 22, IO, 4 1/2s, 2035			419,885	33,272
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,821,095	218,459
Ser. 418, Class C24, IO, 4s, 2043			3,175,465	765,337
Ser. 13-44, Class PI, IO, 4s, 2043			2,777,067	471,234
Ser. 13-60, Class IP, IO, 4s, 2042			2,005,862	372,265
Ser. 12-96, Class PI, IO, 4s, 2041			2,153,732	388,426
Ser. 406, Class 2, IO, 4s, 2041			1,968,504	399,606
Ser. 406, Class 1, IO, 4s, 2041			1,346,844	276,238
Ser. 409, Class C16, IO, 4s, 2040			2,885,799	610,772
Ser. 418, Class C15, IO, 3 1/2s, 2043			6,508,551	1,510,696
Ser. 12-145, Class TI, IO, 3s, 2042			4,246,242	502,755
Ser. 13-35, Class IP, IO, 3s, 2042			3,535,139	424,907
Ser. 13-53, Class JI, IO, 3s, 2041			2,800,546	399,078
Ser. 13-23, Class PI, IO, 3s, 2041			3,390,450	376,035
Ser. 03-W10, Class 1, IO, 1.128s, 2043			495,937	15,789
Ser. 99-51, Class N, PO, zero %, 2029			21,346	20,353

Government National Mortgage Association
IFB Ser. 10-151, Class SL, IO, 6.533s, 2039			1,622,384	283,739
IFB Ser. 10-163, Class SI, IO, 6.463s, 2037			3,076,419	461,466
Ser. 10-9, Class XD, IO, 6.433s, 2040			10,270,728	1,844,315
IFB Ser. 10-35, Class CS, IO, 6.303s, 2040			3,959,879	752,373
IFB Ser. 11-56, Class MI, IO, 6.283s, 2041			2,486,668	563,305
IFB Ser. 10-67, Class SE, IO, 6.283s, 2040			1,150,788	203,080
IFB Ser. 13-91, Class SP, IO, 6.133s, 2042			3,704,297	687,480
IFB Ser. 12-149, Class LS, IO, 6.083s, 2042			4,002,174	663,801
IFB Ser. 10-20, Class SE, IO, 6.083s, 2040			2,702,021	464,207
IFB Ser. 10-26, Class QS, IO, 6.083s, 2040			2,630,084	486,565
IFB Ser. 13-87, Class SA, IO, 6.033s, 2043			2,871,265	477,142
IFB Ser. 10-120, Class SB, IO, 6.033s, 2035			423,558	39,666
IFB Ser. 13-129, Class SN, IO, 5.983s, 2043			1,957,626	304,058
IFB Ser. 13-165, Class LS, IO, 5.983s, 2043			1,840,338	335,310
IFB Ser. 13-99, Class SL, IO, 5.983s, 2043			3,293,077	574,379
IFB Ser. 10-20, Class SC, IO, 5.983s, 2040			4,289,478	744,696
IFB Ser. 13-184, Class SP, IO, 5.981s, 2043			4,502,000	852,904
Ser. 13-149, Class MS, IO, 5.933s, 2039			3,430,994	546,798
IFB Ser. 12-77, Class MS, IO, 5.933s, 2042			1,825,560	420,025
IFB Ser. 13-99, Class AS, IO, 5.883s, 2043			1,593,107	357,716
IFB Ser. 11-128, Class TS, IO, 5.883s, 2041			1,539,387	314,805
IFB Ser. 11-17, Class S, IO, 5.883s, 2041			3,285,329	522,597
IFB Ser. 10-158, Class SA, IO, 5.883s, 2040			1,136,479	197,861
IFB Ser. 10-151, Class SA, IO, 5.883s, 2040			1,128,370	196,517
IFB Ser. 13-184, Class SK, IO, 5.881s, 2043			2,643,000	473,150
IFB Ser. 10-89, Class SD, IO, 5.763s, 2040			1,583,369	267,197
IFB Ser. 11-70, Class SM, IO, 5.723s, 2041			2,415,000	585,203
IFB Ser. 11-70, Class SH, IO, 5.723s, 2041			2,481,000	601,767
IFB Ser. 10-43, Class KS, IO, 5.583s, 2040			2,495,974	378,889
IFB Ser. 10-31, Class SA, IO, 5.583s, 2040			3,884,445	639,765
IFB Ser. 10-50, Class GS, IO, 5.563s, 2040			5,109,254	817,481
IFB Ser. 10-37, Class SG, IO, 5.533s, 2040			2,146,779	339,878
IFB Ser. 10-115, Class BS, IO, 5.233s, 2040			3,487,969	517,091
Ser. 13-22, Class IE, IO, 5s, 2043			3,116,998	699,977
Ser. 13-22, Class OI, IO, 5s, 2043			2,884,385	651,612
Ser. 13-3, Class IT, IO, 5s, 2043			2,578,009	583,018
Ser. 13-6, Class IC, IO, 5s, 2043			2,329,002	488,112
Ser. 12-146, Class IO, IO, 5s, 2042			2,327,154	490,820
Ser. 13-6, Class CI, IO, 5s, 2042			1,743,947	355,347
Ser. 13-130, Class IB, IO, 5s, 2040			2,306,739	330,879
Ser. 13-16, Class IB, IO, 5s, 2040			3,575,607	438,723
Ser. 11-41, Class BI, IO, 5s, 2040			2,054,491	276,061
Ser. 10-35, Class UI, IO, 5s, 2040			1,341,301	302,083
Ser. 10-20, Class UI, IO, 5s, 2040			2,475,154	525,772
Ser. 10-9, Class UI, IO, 5s, 2040			14,149,801	3,141,549
Ser. 09-121, Class UI, IO, 5s, 2039			5,307,969	1,156,341
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			4,723,528	1,027,150
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,632,313	351,127
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			1,173,045	160,648
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			325,493	60,639
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,374,222	485,232
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			10,912,751	2,344,873
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			8,394,770	1,845,583
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,125,357	207,853
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			3,753,718	654,799
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,559,307	183,219
Ser. 13-165, Class IL, IO, 4s, 2043			1,699,153	303,469
Ser. 12-56, Class IB, IO, 4s, 2042			1,828,300	421,052
Ser. 12-47, Class CI, IO, 4s, 2042			4,543,653	1,045,975
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			8,271,742	1,517,203
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			2,779,931	443,920
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			3,563,394	624,449
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			5,155,589	840,567
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			7,321,478	1,104,299
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,792,397	667,462
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			3,833,482	900,891
Ser. 06-36, Class OD, PO, zero %, 2036			5,646	4,893

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 6.007s, 2045			3,310,504	579,338

				73,868,209
Commercial mortgage-backed securities (16.3%)

Banc of America Commercial Mortgage Trust FRB Ser. 05-5, Class D, 5.223s, 2045			600,000	595,440

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			322,527	155,458
Ser. 07-5, Class XW, IO, 0.364s, 2051			94,697,590	878,510

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050			422,000	410,395
Ser. 05-PWR7, Class D, 5.304s, 2041			441,000	408,851
Ser. 05-PWR7, Class B, 5.214s, 2041			697,000	704,938
Ser. 05-PWR9, Class C, 5.055s, 2042			401,000	379,065

Bear Stearns Commercial Mortgage Securities Trust 144A Ser. 06-PW14, Class XW, IO, 0.639s, 2038			18,181,627	350,905

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			610,000	597,131
FRB Ser. 05-C3, Class B, 5.029s, 2043			1,720,000	1,596,332

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.382s, 2040			3,000,000	2,970,600
FRB Ser. 12-GC8, Class D, 4.878s, 2045			401,000	363,627

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.118s, 2044			507,000	491,790
Ser. 07-CD5, Class XS, IO, 0.043s, 2044			29,477,713	130,052

COMM Mortgage Trust FRB Ser. 07-C9, Class F, 5.8s, 2049			962,000	927,128

COMM Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.29s, 2046			798,000	672,444
FRB Ser. 13-CR6, Class D, 4.176s, 2046			1,034,000	858,035
FRB Ser. 13-CR8, Class D, 3.971s, 2046			769,000	622,360
FRB Ser. 07-C9, Class AJFL, 0.86s, 2049			1,041,000	916,080

Commercial Mortgage Trust 144A FRB Ser. 12-LC4, Class D, 5.648s, 2044			1,145,000	1,123,016

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.565s, 2014 (Ireland)		GBP	7,645	12,533
FRB Ser. 05-CT2A, Class E, 1.567s, 2014 (Ireland)		GBP	133,174	197,374

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038			$416,000	425,937

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			166,673	10,417

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.211s, 2039			22,060,647	127,952

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			568,695	23,317

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			1,499,000	1,477,583

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.032s, 2020			2,301,405	42,507

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.31s, 2045			568,000	551,301
FRB Ser. 05-C1, Class D, 4.949s, 2048			2,843,000	2,769,366

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			452,000	398,610

GMAC Commercial Mortgage Securities, Inc. Trust 144A Ser. 04-C3, Class X1, IO, 0.697, 2041			39,415,113	294,790

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			803,000	801,070

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			846,000	853,795

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			1,213,000	1,178,915
FRB Ser. 11-GC3, Class D, 5.543s, 2044			682,000	686,712
FRB Ser. GC10, Class D, 4.415s, 2046			398,000	343,991
Ser. 05-GG4, Class XC, IO, 0.742s, 2039			53,276,917	399,577

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.165s, 2030 (Cayman Islands)			379,000	254,120

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			1,054,500	1,078,859
FRB Ser. 06-LDP7, Class AJ, 5.863s, 2045			498,000	499,467
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,068,000	1,090,748
FRB Ser. 04-CBX, Class B, 5.021s, 2037			247,000	250,677
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			847,000	780,455
FRB Ser. 13-C10, Class D, 4.161s, 2047			512,000	430,871

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			568,000	554,983
FRB Ser. 07-CB20, Class C, 6.171s, 2051			410,000	381,940
FRB Ser. 13-C13, Class D, 4.056s, 2046			722,000	598,561
Ser. 07-CB20, Class X1, IO, 0.154s, 2051			58,046,162	550,974

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			857,101	891,202

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			739,000	746,612
FRB Ser. 06-C3, Class C, 5.704s, 2039			1,250,000	1,098,438
Ser. 06-C6, Class E, 5.541s, 2039			750,000	695,775

LB-UBS Commercial Mortgage Trust 144A Ser. 06-C6, Class XCL, IO, 0.672s, 2039			17,940,003	317,843

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.38s, 2028			68,289	8

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.263s, 2051			395,000	422,255

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			572,000	543,400

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			388,000	373,217

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.59s, 2037			157,076	6,676
Ser. 07-C5, Class X, IO, 5.488s, 2049			1,502,044	107,697

Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.083s, 2046			439,000	363,303

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,100,000	1,118,060
FRB Ser. 07-T27, Class AJ, 5.648s, 2042			392,000	419,832
Ser. 07-HQ11, Class C, 5.558s, 2044			482,000	421,846
FRB Ser. 06-HQ8, Class B, 5.497s, 2044			1,800,000	1,755,540
FRB Ser. 06-HQ8, Class D, 5.497s, 2044			598,000	524,745
Ser. 06-HQ10, Class AJ, 5.389s, 2041			577,000	580,635
Ser. 04-IQ8, Class C, 5.3s, 2040			1,400,000	1,427,580

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,183,849	1,126,136

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,176,882	1,179,236

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			193,000	144,750

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			536,044	134,011

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			546,000	485,544
Ser. 13-C6, Class D, 4.354s, 2046			934,000	792,779

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			1,649,000	1,655,926
FRB Ser. 06-C25, Class AJ, 5.724s, 2043			617,000	636,189
FRB Ser. 05-C20, Class B, 5.241s, 2042			1,423,000	1,462,787
Ser. 07-C34, IO, 0.337s, 2046			15,638,175	189,222

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.304s, 2046			803,000	664,726

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.563s, 2045			405,000	391,458
FRB Ser. 13-C17, Class D, 5.127s, 2046			1,287,000	1,169,561
FRB Ser. 13-UBS1, Class D, 4.634s, 2046			1,398,000	1,191,040
FRB Ser. 12-C10, Class D, 4.46s, 2045			813,000	709,982

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.486s, 2046			557,000	485,895

				56,453,465
Residential mortgage-backed securities (non-agency) (10.7%)

Banc of America Funding Corp.
Ser. 06-2, Class 2A2, 6 1/4s, 2036			394,968	393,803
Ser. 06-2, Class 2A13, 6s, 2036			807,142	809,159
FRB Ser. 07-C, Class 07-C, 2.673s, 2036			1,730,251	1,600,482
FRB Ser. 06-G, Class 2A5, 0.447s, 2036			429,132	369,054

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			184,015	100,490
Ser. 13-RR1, Class 3A3, 13.057s, 2037			366,898	308,011
Ser. 13-RR1, Class 9A4, 10.132s, 2036			250,000	250,875
Ser. 13-RR1, Class 2A4, 9.588s, 2036			670,000	611,710
Ser. 13-RR1, Class 3A2, 4s, 2037			322,846	321,038
Ser. 13-RR1, Class 4A2, 4s, 2037			361,799	358,109
Ser. 12-RR10, Class 8A2, 4s, 2036			369,386	365,618
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			980,000	857,010
Ser. 13-RR1, Class 1A2, 2.434s, 2035			660,000	534,930

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 3A3, 13.114s, 2036			515,452	358,347
FRB Ser. 12-RR12, Class 2A3, 12 5/8s, 2035			400,703	368,646
FRB Ser. 12-RR11, Class 5A3, 11.012s, 2037			190,074	114,254
FRB Ser. 13-RR2, Class 3A2, 7.67s, 2036			350,000	323,750
FRB Ser. 10-RR12, Class 6A1, 5.995s, 2037			875,343	893,113
Ser. 12-RR12, Class 2A2, 4s, 2035			300,040	296,980
FRB Ser. 12-RR1, Class 1A4, 2.758s, 2037			483,378	341,265
FRB Ser. 09-RR11, Class 2A2, 2.43s, 2035			850,000	722,500
Ser. 09-RR7, Class 1A7, IO, 1.685s, 2046			25,519,479	797,484
Ser. 09-RR7, Class 2A7, IO, 1.508s, 2047			28,977,624	907,000
FRB Ser. 12-RR1, Class 6A5, 0.358s, 2046			500,000	436,250

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.04s, 2034			44,609	3,108

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035			559,876	558,476

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 8.329s, 2037			400,000	383,168
FRB Ser. 11-12, Class 2A2, 0.535s, 2035			900,000	729,000

Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 4A7, 6s, 2037			464,055	404,238
FRB Ser. 05-81, Class A1, 0.445s, 2037			553,339	407,036

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-4R, Class 3A4, 2.702s, 2038			650,000	585,000
FRB Ser. 08-4R, Class 1A4, 0.565s, 2037			500,000	379,000

DSLA Mortgage Loan Trust Ser. 04-AR2, Class X2, IO, 2.253s, 2044			4,877,699	250,363

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.067s, 2043 (United Kingdom)		GBP	384,009	630,367
FRB Ser. 03-2, Class 2C1, 2.77s, 2043 (United Kingdom)		EUR	1,028,000	1,401,915

GSC Capital Corp. Mortgage Trust Ser. 05-11, Class AF3, 4.778s, 2036			$390,119	374,749

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5, 2.651s, 2035			725,000	673,344

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 2.813s, 2035			429,671	365,220

MLCC Mortgage Investors, Inc. Ser. 04-A, Class XA2, IO, 1.154s, 2029			6,376,723	247,417

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.515s, 2035			478,854	407,505

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.555s, 2035			403,906	357,456

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.213s, 2046			2,251,888	1,970,402
FRB Ser. 06-AR3, Class A1B, 1.143s, 2046			990,404	800,246
FRB Ser. 05-AR11, Class A1C3, 0.675s, 2045			1,758,811	1,494,989
FRB Ser. 05-AR19, Class A1C3, 0.665s, 2045			1,939,344	1,629,049
FRB Ser. 05-AR13, Class A1C3, 0.655s, 2045			4,048,825	3,457,697
FRB Ser. 05-AR8, Class 2AC2, 0 5/8s, 2045			1,156,972	1,007,144
FRB Ser. 05-AR11, Class A1C4, 0.605s, 2045			895,005	756,280
FRB Ser. 05-AR13, Class A1B2, 0.595s, 2045			834,304	742,531
FRB Ser. 05-AR17, Class A1B2, 0.575s, 2045			782,975	667,486
FRB Ser. 05-AR15, Class A1B2, 0.575s, 2045			1,277,068	1,061,550
FRB Ser. 05-AR19, Class A1C4, 0.565s, 2045			658,228	539,747
FRB Ser. 05-AR11, Class A1B3, 0.565s, 2045			1,345,873	1,177,639
FRB Ser. 05-AR8, Class 2AC3, 0.555s, 2045			407,690	354,894
FRB Ser. 05-AR6, Class 2AB3, 0.435s, 2045			394,691	355,222

Wells Fargo Mortgage Backed Securities Trust Ser. 07-12, Class A7, 5 1/2s, 2037			279,796	282,874

				36,894,990

Total mortgage-backed securities (cost $155,934,014)				$167,216,664

CORPORATE BONDS AND NOTES (30.6%)(a)
			Principal amount	Value

Basic materials (2.2%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			$281,000	$355,858

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			290,000	276,225

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			227,000	244,025

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			167,000	175,768

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			110,000	105,050

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	197,025

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			200,000	206,600

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			45,000	47,025

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			283,000	298,565

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			105,000	117,863

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			44,000	45,650

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			145,000	152,801

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			70,000	76,300

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			175,000	173,250

Grohe Holding GmbH 144A company guaranty sr. FRN notes 4.277s, 2017 (Germany)		EUR	213,000	293,021

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			$193,000	207,958

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			241,000	287,694

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			215,000	220,375

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			216,000	224,370

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			287,000	324,310

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			215,000	211,775

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	100,000	138,086

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			$43,000	36,980

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	76,738

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			200,000	201,250

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	86,228	119,451

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$265,000	304,088

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			229,000	254,763

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			35,000	36,663

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			80,000	84,200

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			87,000	83,955

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	172,438

Nufarm Australia, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2019 (Australia)			47,000	48,880

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	215,000

PQ Corp. 144A sr. notes 8 3/4s, 2018			135,000	147,150

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			130,000	145,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			137,000	145,220

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			110,000	107,113

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			30,000	32,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			40,000	43,300

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			20,000	19,950

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			235,000	266,725

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			145,000	154,063

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			152,000	155,040

USG Corp. sr. unsec. notes 9 3/4s, 2018			179,000	211,668

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	130,313

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			55,000	53,075

				7,625,617
Capital goods (1.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			440,000	477,400

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			419,000	479,755

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			225,000	226,125

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			188,000	205,860

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			140,000	141,750

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			86,000	92,235

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			24,000	27,780

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			105,000	111,563

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			106,000	105,205

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			119,000	124,355

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			230,000	252,713

Consolidated Container Co., LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			26,000	27,593

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			157,000	146,795

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			87,000	89,610

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			58,000	41,470

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			193,000	197,825

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	100,000	150,065

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$202,000	217,908

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			198,000	199,980

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			195,000	184,275

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			100,000	105,250

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			115,000	121,613

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	209,000

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			200,000	221,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			105,000	107,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	110,875

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			100,000	107,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			295,000	314,913

Schaeffler Holding Finance BV 144A sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	100,000	147,028

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			$150,000	160,500

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	152,950

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			45,000	48,150

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			282,000	291,165

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			214,000	228,980

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			45,000	48,375

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			226,000	242,385

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021			150,000	145,500

WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			35,000	35,000

				6,297,796
Communication services (4.1%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			265,000	308,725

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	167,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			131,000	134,930

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			573,000	534,323

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			354,000	328,335

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			53,000	55,783

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			170,000	172,125

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			40,000	40,700

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			70,000	75,425

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			266,000	260,680

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			165,000	178,200

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			41,000	42,435

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			346,000	359,840

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			109,000	115,540

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			337,000	343,740

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			156,000	178,620

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			50,000	50,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			214,000	231,655

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			260,000	289,900

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			365,000	379,600

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			80,000	82,400

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			140,000	154,350

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			352,000	377,520

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			418,000	448,305

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			260,000	276,250

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	105,000	152,903

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$124,000	138,725

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			143,000	160,160

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			40,000	43,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	18,020

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			65,000	65,650

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			59,000	63,794

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			369,000	380,993

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			206,000	213,725

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			160,000	120,800

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			156,000	174,330

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	180,000	315,747

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$180,000	174,150

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			75,000	78,723

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			68,000	72,930

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			55,000	57,200

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			585,000	677,138

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			105,000	113,925

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			418,000	502,645

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			225,000	241,875

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			290,000	311,388

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			75,000	78,938

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	295,000	431,151

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	100,000	146,286

Unitymedia KabelBW GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	293,000	445,262

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	130,000	194,312

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	235,000	321,537

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	361,000	546,489

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$349,000	341,148

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	89,962

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	235,000	398,877

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$445,000	493,950

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	325,000	472,846

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			$247,000	282,198

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			109,000	115,540

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			90,000	84,150

				14,108,273
Consumer cyclicals (4.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			25,000	27,563

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			150,000	171,563

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			255,000	295,163

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			55,000	59,125

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			60,000	66,900

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			124,000	124,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			105,000	105,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			58,000	58,435

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			210,000	217,875

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			95,000	95,580

Building Materials Corp. of America 144A company guaranty sr. unsec. notes 7 1/2s, 2020			100,000	108,000

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			180,000	194,850

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			140,000	157,675

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			323,000	314,118

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			30,000	32,550

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			100,000	98,750

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			23,000	23,173

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			283,000	285,123

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			39,000	44,850

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			382,000	440,255

Chinos Intermediate Holdings A, Inc. 144A sr. unsec. notes 7 3/4s, 2019(PIK)			75,000	76,313

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			105,000	119,438

Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			75,000	76,313

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			25,000	23,500

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			40,000	44,200

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			135,000	136,350

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			262,000	267,240

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			211,000	221,814

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			260,000	265,525

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			213,000	205,545

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			176,000	185,680

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			40,000	40,700

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			200,000	212,500

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			179,000	190,635

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			50,000	48,750

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			105,000	106,313

General Motors Financial Co., Inc. 144A company guaranty sr. unsec. notes 4 1/4s, 2023			41,000	39,001

Gibson Brands, Inc. 144A company guaranty sr. notes 8 7/8s, 2018			145,000	152,613

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			175,000	175,000

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			65,000	66,463

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			266,000	282,625

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	260,000	255,584

Griffey Intermediate, Inc./Griffey Finance Sub LLC 144A sr. unsec. notes 7s, 2020			$168,000	132,720

Grupo Televisa, S.A.B. sr. unsec. notes 6s, 2018 (Mexico)			122,000	135,886

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			75,000	76,406

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			178,000	195,133

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	103,163

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			130,000	138,775

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			356,000	385,370

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	176,724	247,130

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			$75,000	78,469

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			115,000	122,475

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			300,000	328,500

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			85,000	86,913

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	56,375

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			215,000	222,525

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			70,000	64,925

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			110,000	119,075

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			123,000	135,300

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			145,000	143,550

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			335,000	381,063

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			65,000	71,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			120,000	128,400

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			110,000	122,375

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			40,000	42,150

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			155,000	160,425

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			525,213	583,643

Navistar International Corp. sr. notes 8 1/4s, 2021			240,000	247,800

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			290,000	303,413

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			130,000	136,175

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			95,000	99,275

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			85,000	90,950

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			54,000	55,080

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			76,000	73,910

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			290,000	320,088

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			143,000	158,373

Owens Corning company guaranty sr. unsec. notes 9s, 2019			92,000	113,160

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			190,000	187,625

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			160,000	163,600

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			100,000	107,250

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			70,000	71,400

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020			20,000	22,600

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. notes 7 7/8s, 2018			20,000	21,700

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			168,000	165,060

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021			75,000	70,313

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			51,000	55,526

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			240,000	246,600

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			152,000	169,480

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			477,000	527,085

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)		EUR	310,000	484,040

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			$70,000	68,950

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			70,000	70,700

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			98,000	101,185

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			158,000	161,555

Sirius XM Holdings, Inc. 144A sr. unsec. notes 5 1/4s, 2022			20,000	20,250

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			216,000	211,140

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022			10,000	10,625

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			10,000	10,675

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			110,000	118,388

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			75,000	78,188

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			35,000	33,775

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			220,000	213,950

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	217,000	390,783

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			$247,000	250,705

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			154,182	163,433

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			350,000	401,625

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			50,000	50,625

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			99,000	108,900

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			200,000	213,750

				16,944,601
Consumer staples (1.6%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			302,000	271,800

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			92,820	92,356

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			135,000	143,944

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			75,000	72,656

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			100,000	95,750

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			184,000	204,240

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			109,000	112,270

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			50,000	47,875

Claire's Stores, Inc. 144A sr. notes 9s, 2019			230,000	249,550

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	46,500

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			255,000	239,700

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			111,000	125,985

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	96,075

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			50,000	47,125

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			123,000	120,540

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			118,000	130,390

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			115,000	127,650

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			165,000	179,850

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	152,000	260,723

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$200,000	178,477

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			275,000	266,063

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			65,000	70,119

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			30,000	30,975

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			75,000	77,719

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			67,000	72,695

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			350,000	365,750

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			105,000	111,431

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			50,000	54,500

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			179,000	193,320

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			90,000	96,300

Post Holdings, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	21,400

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			140,000	141,050

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			235,000	231,769

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			235,000	269,663

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			55,000	61,875

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			145,000	153,338

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2021			40,000	41,000

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			137,000	143,165

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			144,000	160,020

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			46,000	46,690

				5,452,298
Energy (6.8%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	143,775

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			145,000	155,150

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			277,000	267,305

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			155,000	132,525

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			137,000	138,370

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			207,000	217,350

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			50,000	53,375

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			155,000	166,625

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			296,000	320,420

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	158,200

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	74,762

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$340,000	368,475

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			50,000	51,500

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	243,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			110,000	113,025

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	90,860

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	225,000	145,623

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$90,000	61,875

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			125,000	135,313

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			483,000	508,961

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			345,000	358,369

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2021			81,000	91,834

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			295,000	310,119

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			73,000	80,483

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			31,000	32,938

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			312,000	297,960

Forbes Energy Services, Ltd. company guaranty sr. unsec. notes 9s, 2019			150,000	147,000

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			2,055,000	2,536,569

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			176,000	207,295

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			230,000	234,851

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			195,000	202,800

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			310,000	330,150

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			170,000	177,225

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			433,000	437,330

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			15,000	15,956

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			75,000	83,156

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			150,000	160,875

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			121,000	124,025

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			55,000	61,050

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			212,000	210,940

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			188,000	210,090

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			265,000	267,650

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			80,000	24,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			242,000	254,705

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			108,000	108,810

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			225,000	168,750

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			275,000	273,325

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			103,000	107,893

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			110,000	116,875

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			115,000	121,900

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			200,000	217,030

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			150,000	153,000

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			234,000	263,250

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			925,000	848,688

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			317,000	320,170

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			390,000	443,489

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	620,243

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,300,000	967,109

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,370,000	1,260,153

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,120,000	929,914

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,490,000	1,240,425

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			80,000	73,000

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,535,000	1,857,350

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			140,000	153,516

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			150,000	162,375

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			75,000	73,688

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			124,000	132,680

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			110,000	109,725

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			100,000	99,250

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			75,000	77,813

Samson Investment Co. 144A sr. unsec. notes 10 1/2s, 2020			415,000	452,350

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			124,000	129,890

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			65,000	70,200

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			165,000	178,200

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			85,000	90,313

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			105,000	110,250

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			55,000	56,788

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	55,000	53,059

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			$45,000	45,477

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			170,000	179,350

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			315,000	329,175

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			480,000	512,400

				23,511,732
Financials (3.7%)

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			194,000	201,760

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			140,000	156,100

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	658,225

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			150,000	140,250

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			790,000	757,636

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)		GBP	150,000	272,437

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			$56,000	59,920

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			82,000	78,823

CIT Group, Inc. sr. unsec. notes 5s, 2023			110,000	105,875

CIT Group, Inc. sr. unsec. notes 5s, 2022			130,000	126,750

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	143,438

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	230,369

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			165,000	176,963

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			170,000	142,375

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			304,000	326,420

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			205,000	210,638

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			240,000	249,600

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2020			168,000	173,040

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			36,000	38,970

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			15,000	15,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			50,000	47,875

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			180,000	180,900

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			115,000	127,363

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			75,000	80,250

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			215,000	222,525

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			140,000	142,100

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			90,000	101,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			80,000	83,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			213,000	202,883

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			115,000	116,869

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			330,000	330,825

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			190,000	190,000

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			264,000	269,610

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			230,000	245,525

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	50,125

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			201,000	199,493

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			100,000	100,712

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 5.298s, 2017 (Russia)			2,750,000	2,838,975

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			325,000	342,593

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			500,000	530,000

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			229,000	266,785

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			85,000	85,000

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	159,624

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			200,000	189,706

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			979,000	1,068,285

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			113,000	119,780

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			135,000	136,688

				12,693,330
Health care (2.2%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			195,000	199,875

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			134,000	139,360

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			139,000	149,425

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			220,000	231,000

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			195,000	207,675

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	220,000	337,456

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$50,000	50,938

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			302,000	312,570

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			80,000	86,800

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			200,000	204,750

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	145,545

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	341,000	594,759

Endo Finance Co. 144A company guaranty sr. unsec. notes 5 3/4s, 2022			$75,000	75,656

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			78,000	84,533

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			165,000	178,200

HCA, Inc. sr. notes 6 1/2s, 2020			825,000	906,469

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			55,000	60,500

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			325,000	350,188

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			85,000	88,188

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			166,000	175,960

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			88,000	93,500

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			180,000	190,350

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			145,000	163,125

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			393,000	451,950

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			128,000	144,320

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			105,000	109,069

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			116,000	127,600

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			85,000	92,331

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			235,000	242,931

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			60,000	61,500

Service Corp. International/US sr. notes 7s, 2019			80,000	85,600

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			75,000	75,938

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			125,000	132,500

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			160,000	168,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			50,000	47,375

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			155,000	145,700

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			200,000	222,000

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			95,000	99,156

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			30,000	32,325

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			75,000	80,250

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	31,613

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			30,000	31,950

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			220,000	241,725

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			135,000	138,038

				7,788,693
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			80,000	83,600

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			107,000	102,185

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			381,000	373,380

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			80,000	86,800

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			412,000	483,585

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			560,000	595,700

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			96,000	102,480

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			135,000	149,006

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			215,000	226,825

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021(FWC)			45,000	47,475

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			201,000	228,135

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			110,000	111,238

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			55,000	61,875

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			185,000	189,625

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	195,000

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			115,000	120,750

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			149,000	162,410

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			188,000	205,390

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	200,000	308,501

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	165,000	239,618

				4,073,578
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	528,000	627,409

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$178,000	192,685

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			385,000	428,313

United Continental Holdings, Inc. company guaranty sr. unsec. notes 6s, 2020			110,000	109,863

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			145,000	143,550

				1,501,820
Utilities and power (1.7%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			475,000	558,125

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			135,000	152,213

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			70,000	65,625

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			452,000	494,940

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			45,000	46,013

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			35,000	34,300

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			401,000	501

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			247,000	310,189

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			381,000	404,813

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			95,000	111,625

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			595,000	630,700

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			150,000	168,375

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			92,000	99,015

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			50,000	56,000

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			279,000	321,896

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			114,363	118,938

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			65,000	60,590

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			190,000	210,900

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	50,963

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			186,000	182,280

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			785,000	856,537

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	658,963

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	117,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			100,000	91,000

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			90,000	66,150

				5,867,651

Total corporate bonds and notes (cost $102,275,025)				$105,865,389

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$453,628	$508,789

				508,789
U.S. Government Agency Mortgage Obligations (13.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043			2,006,601	2,042,031

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, January 1, 2044			3,000,000	3,300,703
4s, TBA, January 1, 2044			34,000,000	35,035,939
3s, TBA, January 1, 2044			6,000,000	5,701,875

				46,080,548

Total U.S. government and agency mortgage obligations (cost $47,067,568)				$46,589,337

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.9%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$1,520,000	$1,371,800

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			5,149,000	5,130,979

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			770,000	810,048

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		BRL	1,500	601,364

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	170,000,000	332,258

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	199,100

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			225,000	239,513

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			265,000	277,323

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			175,000	159,688

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			400,000	401,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			203,000	216,824

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			729,694	702,476

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	5,500,000	4,871,517

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			$390,000	390,916

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			760,000	642,595

International Bank for Reconstruction & Development sr. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	9,750,000	294,160

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	1,523,000	2,380,241

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			$365,000	390,094

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	443,000	605,736

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			$200,000	202,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,744,600	2,030,714

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			2,600,000	2,709,174

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			100,000	94,506

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			71,748	70,863

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	443,000	676,497

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			$200,000	207,518

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,205,000	1,380,617

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			300,000	300,776

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,725,000	1,715,166

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018 (Venezuela)			1,285,000	1,261,035

Total foreign government and agency bonds and notes (cost $29,085,620)				$30,667,498

SENIOR LOANS (1.6%)(a)(c)
			Principal amount	Value

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018(PIK)			$205,000	$199,875

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			138,600	138,831

Asurion Corp. bank term loan FRN 11s, 2019			170,000	175,313

Asurion, LLC/CA bank term loan FRN Ser. B1, 4 1/2s, 2019			149,246	149,018

Avaya, Inc. bank term loan FRN Ser. B3, 4.762s, 2017			149,128	145,307

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			23,969	24,218

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			900,450	858,242

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			209,841	211,677

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017			230,000	234,641

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.918s, 2019			423,000	403,613

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			148,317	148,581

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			194,909	195,518

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			294,263	297,387

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			99,497	92,761

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			149,250	150,267

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 4s, 2020			236,842	238,454

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			98,529	98,991

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			83,580	81,525

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			51,606	52,331

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020			255,000	258,005

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			87,525	87,525

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			130,000	130,406

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			640,516	440,035

Travelport, LLC bank term loan FRN 9 1/2s, 2016			264,360	273,172

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			51,544	52,446

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			134,325	135,911

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			133,988	134,657

Total senior loans (cost $5,515,729)				$5,408,707

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			353	$337,148

M/I Homes, Inc. $2.438 pfd.			4,100	103,730

Total preferred stocks (cost $302,913)				$440,878

COMMON STOCKS (0.1%)(a)
			Shares	Value

Tribune Co.(NON)			3,337	$258,284

Tribune Co. Class 1C(F)			291,353	72,838

Trump Entertainment Resorts, Inc.(NON)			94	188

Total common stocks (cost $162,984)				$331,310

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			2,100	$137,487

Total convertible preferred stocks (cost $105,000)				$137,487

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$100,000	$136,500

Total convertible bonds and notes (cost $108,212)				$136,500

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

2.79625/3 month USD-LIBOR-BBA/May-24	May-14/2.79625		$20,944,000	$73,513

Total purchased swap options outstanding (cost $237,714)				$73,513

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	20	$1,835

Total warrants (cost $60)				$1,835

SHORT-TERM INVESTMENTS (9.3%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			12,042,617	$12,042,617

SSgA Prime Money Market Fund 0.05%(P)			300,000	300,000

U.S. Treasury Bills with an effective yield of 0.11%, August 21, 2014(SEGSF)(SEGCCS)(SEG)			$1,777,000	1,776,202

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 24, 2014(SEGSF)(SEGCCS)(SEG)			4,362,000	4,360,094

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.13%, May 29, 2014(SEGSF)(SEGCCS)(SEG)			9,192,000	9,189,840

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014			2,500,000	2,499,558

U.S. Treasury Bills with effective yields ranging from 0.14% to 0.15%, February 6, 2014			1,662,000	1,661,749

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014			282,000	281,992

Total short-term investments (cost $32,108,795)				$32,112,052

TOTAL INVESTMENTS

Total investments (cost $372,903,634)(b)				$388,981,170

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $121,761,100) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$1,036,728	$1,102,100	$(65,372)
	Brazilian Real	Sell	1/3/14	1,036,728	1,044,186	7,458
	Chilean Peso	Sell	1/16/14	364,834	299,488	(65,346)
	Singapore Dollar	Sell	2/19/14	375,454	383,351	7,897
	Swiss Franc	Sell	3/19/14	929,533	915,246	(14,287)
Barclays Bank PLC
	Australian Dollar	Sell	1/16/14	853,510	820,702	(32,808)
	Brazilian Real	Buy	1/3/14	3,316,011	3,460,944	(144,933)
	Brazilian Real	Sell	1/3/14	3,316,011	3,393,100	77,089
	Brazilian Real	Sell	4/2/14	816,875	811,164	(5,711)
	British Pound	Buy	3/19/14	997,675	982,659	15,016
	Canadian Dollar	Sell	1/16/14	3,677,004	3,740,506	63,502
	Euro	Sell	3/19/14	792,248	785,862	(6,386)
	Japanese Yen	Sell	2/19/14	1,327,848	1,391,921	64,073
	Mexican Peso	Buy	1/16/14	19,510	(169)	19,679
	Norwegian Krone	Buy	3/19/14	39,787	39,545	242
	Polish Zloty	Buy	3/19/14	479,446	466,645	12,801
	Singapore Dollar	Sell	2/19/14	54,519	64,385	9,866
	Swiss Franc	Sell	3/19/14	517,878	509,845	(8,033)
	Turkish Lira	Buy	3/19/14	474,681	494,871	(20,190)
Citibank, N.A.
	Australian Dollar	Buy	1/16/14	457,668	481,386	(23,718)
	Brazilian Real	Buy	1/3/14	2,549,793	2,685,864	(136,071)
	Brazilian Real	Sell	1/3/14	2,549,793	2,571,907	22,114
	Brazilian Real	Sell	4/2/14	78,613	78,102	(511)
	Canadian Dollar	Buy	1/16/14	850,081	860,019	(9,938)
	Canadian Dollar	Sell	1/16/14	850,081	863,113	13,032
	Euro	Sell	3/19/14	60,392	45,995	(14,397)
	Japanese Yen	Sell	2/19/14	843,742	867,724	23,982
	New Taiwan Dollar	Buy	2/19/14	1,603,155	1,623,303	(20,148)
	New Taiwan Dollar	Sell	2/19/14	1,603,155	1,628,091	24,936
	New Zealand Dollar	Buy	1/16/14	854,365	843,140	11,225
	New Zealand Dollar	Sell	1/16/14	854,365	843,012	(11,353)
	Swiss Franc	Sell	3/19/14	1,710,781	1,684,355	(26,426)
Credit Suisse International
	British Pound	Buy	3/19/14	214,497	222,392	(7,895)
	Canadian Dollar	Sell	1/16/14	195,181	215,911	20,730
	Euro	Sell	3/19/14	1,163,128	1,152,042	(11,086)
	Indian Rupee	Buy	2/19/14	513,447	512,847	600
	Japanese Yen	Buy	2/19/14	401,446	394,367	7,079
	Mexican Peso	Buy	1/16/14	1,082,062	1,054,030	28,032
	New Zealand Dollar	Buy	1/16/14	1,423,394	1,441,767	(18,373)
	New Zealand Dollar	Sell	1/16/14	1,423,394	1,411,780	(11,614)
	Norwegian Krone	Sell	3/19/14	10,571	1,810	(8,761)
	Singapore Dollar	Sell	2/19/14	437,978	452,812	14,834
	South Korean Won	Buy	2/19/14	286,952	286,183	769
	Swedish Krona	Sell	3/19/14	971,264	948,195	(23,069)
	Swiss Franc	Sell	3/19/14	1,858,057	1,829,152	(28,905)
Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	28,102	95,702	(67,600)
	British Pound	Sell	3/19/14	243,461	240,413	(3,048)
	Canadian Dollar	Sell	1/16/14	864,009	849,044	(14,965)
	Euro	Sell	3/19/14	401,558	395,847	(5,711)
	Japanese Yen	Sell	2/19/14	421,518	400,662	(20,856)
	Polish Zloty	Buy	3/19/14	448,575	436,574	12,001
	Swiss Franc	Sell	3/19/14	2,735,994	2,707,056	(28,938)
Goldman Sachs International
	Australian Dollar	Buy	1/16/14	153,537	160,969	(7,432)
	British Pound	Buy	3/19/14	101,953	103,454	(1,501)
	Canadian Dollar	Sell	1/16/14	863,821	849,083	(14,738)
	Chilean Peso	Sell	1/16/14	75,050	744	(74,306)
	Euro	Sell	3/19/14	1,152,398	1,135,084	(17,314)
	Japanese Yen	Sell	2/19/14	838,870	868,312	29,442
HSBC Bank USA, National Association
	Canadian Dollar	Sell	1/16/14	864,009	853,619	(10,390)
	Euro	Sell	3/19/14	152,561	146,407	(6,154)
	New Taiwan Dollar	Buy	2/19/14	1,603,155	1,622,935	(19,780)
	New Taiwan Dollar	Sell	2/19/14	1,603,155	1,627,414	24,259
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/16/14	833,883	841,010	7,127
	Brazilian Real	Buy	1/3/14	2,492,826	2,630,246	(137,420)
	Brazilian Real	Sell	1/3/14	2,492,826	2,522,888	30,062
	British Pound	Buy	3/19/14	365,273	369,931	(4,658)
	Canadian Dollar	Sell	1/16/14	861,280	867,311	6,031
	Euro	Buy	3/19/14	610,384	600,584	9,800
	Japanese Yen	Sell	2/19/14	631,060	675,530	44,470
	Mexican Peso	Buy	1/16/14	447,161	433,901	13,260
	New Taiwan Dollar	Buy	2/19/14	2,798,938	2,827,836	(28,898)
	New Taiwan Dollar	Sell	2/19/14	2,798,938	2,845,698	46,760
	New Zealand Dollar	Buy	1/16/14	842,613	868,839	(26,226)
	New Zealand Dollar	Sell	1/16/14	842,613	838,295	(4,318)
	Russian Ruble	Sell	3/19/14	83,319	82,155	(1,164)
	Singapore Dollar	Sell	2/19/14	1,074,063	1,095,365	21,302
	South Korean Won	Buy	2/19/14	1,218,203	1,211,740	6,463
	Swiss Franc	Sell	3/19/14	886,349	885,840	(509)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	21,679	2,966	18,713
	Brazilian Real	Buy	1/3/14	1,955,452	2,078,686	(123,234)
	Brazilian Real	Sell	1/3/14	1,955,452	1,979,814	24,362
	British Pound	Sell	3/19/14	847,395	836,941	(10,454)
	Canadian Dollar	Sell	1/16/14	866,832	880,308	13,476
	Euro	Sell	3/19/14	1,260,664	1,229,505	(31,159)
	Japanese Yen	Sell	2/19/14	1,666,882	1,732,867	65,985
	Mexican Peso	Buy	1/16/14	520,297	507,112	13,185
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	834,954	873,167	(38,213)
	Brazilian Real	Buy	1/3/14	2,154,880	2,293,594	(138,714)
	Brazilian Real	Sell	1/3/14	2,154,880	2,192,837	37,957
	British Pound	Buy	3/19/14	869,904	860,343	9,561
	Canadian Dollar	Sell	1/16/14	863,445	854,315	(9,130)
	Chilean Peso	Buy	1/16/14	289,785	297,726	(7,941)
	Chilean Peso	Sell	1/16/14	289,785	298,893	9,108
	Euro	Sell	3/19/14	1,346,505	1,344,267	(2,238)
	Japanese Yen	Sell	2/19/14	1,051,910	1,126,540	74,630
	Mexican Peso	Buy	1/16/14	654,403	642,721	11,682
	New Taiwan Dollar	Buy	2/19/14	2,798,938	2,829,457	(30,519)
	New Taiwan Dollar	Sell	2/19/14	2,798,938	2,842,009	43,071
	New Zealand Dollar	Buy	1/16/14	842,613	862,534	(19,921)
	New Zealand Dollar	Sell	1/16/14	842,613	837,894	(4,719)
	Norwegian Krone	Buy	3/19/14	437,611	434,684	2,927
	Polish Zloty	Buy	3/19/14	799,099	777,571	21,528
	Singapore Dollar	Sell	2/19/14	633,233	648,054	14,821
	South Korean Won	Buy	2/19/14	1,334,739	1,329,819	4,920
	Swedish Krona	Sell	3/19/14	9,969	9,817	(152)
	Swiss Franc	Sell	3/19/14	256,303	252,333	(3,970)
UBS AG
	Australian Dollar	Sell	1/16/14	850,120	857,873	7,753
	British Pound	Sell	3/19/14	5,296	(5,659)	(10,955)
	Canadian Dollar	Sell	1/16/14	874,926	876,004	1,078
	Euro	Sell	3/19/14	763,359	749,739	(13,620)
	Japanese Yen	Sell	2/19/14	505,821	521,302	15,481
	Mexican Peso	Buy	1/16/14	627,387	595,783	31,604
	New Zealand Dollar	Buy	1/16/14	842,695	862,656	(19,961)
	New Zealand Dollar	Sell	1/16/14	842,695	831,095	(11,600)
	Norwegian Krone	Buy	3/19/14	195,566	194,282	1,284
	Russian Ruble	Sell	3/19/14	221,049	217,841	(3,208)
	Singapore Dollar	Sell	2/19/14	711,921	729,623	17,702
	Swedish Krona	Sell	3/19/14	818,271	806,180	(12,091)
	Swiss Franc	Sell	3/19/14	2,529,157	2,489,511	(39,646)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	809,885	872,646	(62,761)
	Australian Dollar	Sell	1/16/14	809,885	855,520	45,635
	Canadian Dollar	Sell	1/16/14	863,068	861,507	(1,561)
	Euro	Buy	3/19/14	266,604	269,481	(2,877)
	Japanese Yen	Sell	2/19/14	503,681	522,804	19,123

Total						$(608,382)

FUTURES CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	3	$307,149	Mar-14	$2,454
Japanese Government Bond 10 yr (Short)	10	13,609,344	Mar-14	78,772
Japanese Government Bond 10 yr Mini (Long)	4	544,184	Mar-14	(3,168)
U.K. Gilt 10 yr (Short)	5	882,290	Mar-14	4,706
U.S. Treasury Bond 30 yr (Long)	14	1,796,375	Mar-14	(29,995)
U.S. Treasury Note 5 yr (Short)	66	7,874,625	Mar-14	100,937
U.S. Treasury Note 10 yr (Long)	152	$18,703,125	Mar-14	(318,257)

Total				$(164,551)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

Counterparty				Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	appreciation/
Floating rate index/Maturity date	date/strike		amount	(depreciation)

Goldman Sachs International

(1.18)/3 month USD-LIBOR-BBA/May-17 (Purchased)	May-14/1.18		$42,775,000	$98,383
(1.1925)/3 month USD-LIBOR-BBA/May-17 (Purchased)	May-14/1.1925		42,775,000	96,672
1.035/6 month EUR-EURIBOR_Reuters/May-17 (Written)	May-14/1.035	EUR	34,197,000	(31,050)
1.029/6 month EUR-EURIBOR_Reuters/May-17 (Written)	May-14/1.029	EUR	34,197,000	(43,281)
JPMorgan Chase Bank N.A.

(1.155)/3 month USD-LIBOR-BBA/May-17 (Purchased)	May-14/1.155		34,220,000	76,653
2.777/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-14/2.777		20,944,000	(168,391)
(1.60)/3 month USD-LIBOR-BBA/May-19 (Written)	May-14/1.60		41,888,000	173,416
1.004/6 month EUR-EURIBOR_Reuters/May-17 (Written)	May-14/1.004	EUR	25,648,000	(34,225)

Total				$168,177

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/13 (premiums $230,384) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

(1.5775)/3 month USD-LIBOR-BBA/May-19	May-14/1.5775	$41,888,000	$56,549

Total			$56,549

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	5,341,000		$—	11/18/23	3 month CAD-BA-CDOR	2.9675%	$(83,416)
	CAD	6,873,000		—	12/27/23	3.20%	3 month CAD-BA-CDOR	(6,354)
	CAD	6,312,000		—	10/31/23	2.9075%	3 month CAD-BA-CDOR	120,881
	CAD	1,610,000		—	11/1/23	2.9275%	3 month CAD-BA-CDOR	28,316
	CAD	4,320,000		—	12/5/18	3 month CAD-BA-CDOR	2.1125%	(28,321)
	CAD	2,065,000		—	12/9/23	3 month CAD-BA-CDOR	3.06%	(19,513)
	CAD	4,835,000		—	12/11/23	3.0207%	3 month CAD-BA-CDOR	62,025
	CAD	3,560,000		—	12/19/23	3 month CAD-BA-CDOR	3.135%	(13,806)
	CAD	1,962,000		—	12/20/23	3.10%	3 month CAD-BA-CDOR	13,523
	CAD	1,722,000		—	12/24/23	3.12875%	3 month CAD-BA-CDOR	8,421
	Barclays Bank PLC
	AUD	1,451,000		—	11/27/23	6 month AUD-BBR-BBSW	4.57%	2,156
	AUD	2,197,000		—	12/19/23	4.56%	6 month AUD-BBR-BBSW	1,866
	AUD	1,823,000		—	12/16/23	4.6275%	6 month AUD-BBR-BBSW	(8,002)
	AUD	2,092,000		—	12/19/23	4.555%	6 month AUD-BBR-BBSW	2,546
	AUD	1,739,000		—	12/23/23	4.6165%	6 month AUD-BBR-BBSW	(5,181)
	AUD	870,000		—	12/23/23	4.618%	6 month AUD-BBR-BBSW	(2,685)
	AUD	1,719,000		—	12/31/23	4.65425%	6 month AUD-BBR-BBSW	(9,190)
	AUD	1,719,000	(E)	—	1/6/24	4.6275%	6 month AUD-BBR-BBSW	(4,850)
	AUD	2,578,000	(E)	—	1/6/24	4.61%	6 month AUD-BBR-BBSW	(3,931)
	CHF	1,739,000		—	11/18/23	1.492%	6 month CHF-LIBOR-BBA	19,376
	CHF	3,447,000		—	12/5/23	1.489%	6 month CHF-LIBOR-BBA	43,852
	EUR	41,668,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	154,771
	GBP	2,735,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(187,289)
	Credit Suisse International
	AUD	8,521,000		—	11/18/23	6 month AUD-BBR-BBSW	4.545%	1,656
	AUD	2,143,000		—	12/16/23	4.63%	6 month AUD-BBR-BBSW	(9,811)
	CHF	1,900,000		—	10/22/23	6 month CHF-LIBOR-BBA	1.51875%	(11,667)
	CHF	2,645,000		—	11/19/23	1.4775%	6 month CHF-LIBOR-BBA	33,667
	CHF	3,266,000		—	11/20/23	1.47%	6 month CHF-LIBOR-BBA	44,269
	CHF	1,525,000		—	12/4/23	1.4675%	6 month CHF-LIBOR-BBA	22,728
	CHF	2,876,000		—	7/18/23	1.4925%	6 month CHF-LIBOR-BBA	22,380
	CHF	3,209,000		—	12/19/23	1.5825%	6 month CHF-LIBOR-BBA	12,848
	CHF	2,099,000		—	12/19/23	6 month CHF-LIBOR-BBA	1.5825%	(8,404)
	EUR	13,940,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(123,168)
	SEK	8,790,000		—	11/28/23	3 month SEK-STIBOR-SIDE	2.635%	(26,040)
	SEK	10,320,000		—	12/19/23	3 month SEK-STIBOR-SIDE	2.69%	(24,372)
	SEK	15,110,000		—	12/23/23	3 month SEK-STIBOR-SIDE	2.81%	(11,475)
	Goldman Sachs International
	AUD	5,963,000		—	11/18/23	6 month AUD-BBR-BBSW	4.545%	1,159
	AUD	3,223,000		—	11/20/23	6 month AUD-BBR-BBSW	4.535%	(2,097)
	CAD	2,722,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	122,964
	CHF	6,400,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	14,141
	CHF	6,400,000		—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	22,481
	CHF	764,000		—	9/3/23	6 month CHF-LIBOR-BBA	1.585%	3,617
	CHF	5,700,000		—	10/21/23	6 month CHF-LIBOR-BBA	1.55%	(15,915)
	CHF	2,900,000		—	11/7/23	1.475%	6 month CHF-LIBOR-BBA	34,836
	CHF	5,183,000		—	11/8/23	6 month CHF-LIBOR-BBA	1.465%	(68,085)
	EUR	180,124,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	(126,376)
	EUR	43,654,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(12,780)
	EUR	43,654,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(68,337)
	EUR	43,654,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(12,634)
	EUR	43,654,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(71,758)
	EUR	43,654,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(27,191)
	EUR	43,654,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(52,340)
	GBP	2,735,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(139,705)
	KRW	5,160,000,000		—	7/12/18	3.07%	3 month KRW-CD-KSDA-BLOOMBERG	4,096
	KRW	12,250,000,000		—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	3,356
	SEK	7,782,000		—	10/14/23	2.84%	3 month SEK-STIBOR-SIDE	(2,421)
	SEK	12,570,000		—	11/29/23	3 month SEK-STIBOR-SIDE	2.60%	(43,394)
	SEK	13,940,000		—	12/6/23	3 month SEK-STIBOR-SIDE	2.72125%	(25,775)
	JPMorgan Chase Bank N.A.
	AUD	2,229,000		—	11/19/23	6 month AUD-BBR-BBSW	4.505%	(6,259)
	AUD	1,322,000		—	12/13/23	4.6375%	6 month AUD-BBR-BBSW	(7,012)
	AUD	1,759,000		—	12/18/23	4.5925%	6 month AUD-BBR-BBSW	(2,934)
	CAD	10,253,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(142,485)
	CAD	1,829,000		—	8/6/23	3 month CAD-BA-CDOR	3.01625%	(6,303)
	CAD	3,980,000		—	9/17/23	3 month CAD-BA-CDOR	3.23%	45,303
	CAD	1,745,000		—	11/6/23	3 month CAD-BA-CDOR	3.003%	(20,319)
	CAD	1,368,000		—	11/26/23	3 month CAD-BA-CDOR	2.955%	(23,590)
	CAD	2,290,000		—	12/5/23	3 month CAD-BA-CDOR	3.065%	(19,856)
	CAD	2,079,000		—	12/13/23	3 month CAD-BA-CDOR	3.076%	(17,348)
	CAD	2,079,000		—	12/13/23	3 month CAD-BA-CDOR	3.063%	(19,612)
	CAD	1,719,000		—	12/17/23	3 month CAD-BA-CDOR	3.072%	(15,525)
	JPY	2,402,400,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	171,557
	JPY	511,900,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	284,321
	SEK	13,439,000		—	11/12/23	2.745%	3 month SEK-STIBOR-SIDE	17,716
	SEK	13,730,000		—	12/23/23	3 month SEK-STIBOR-SIDE	2.80%	(12,310)
	ZAR	110,727,000		—	7/10/15	5.90%	3 month ZAR-JIBAR-SAFEX	(22,586)
	ZAR	49,881,000		—	7/10/18	3 month ZAR-JIBAR-SAFEX	7.11%	1,094

	Total			$—	$(250,500)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	EUR	3,122,000		$(56)	12/9/23	2.044%	6 month EUR-EURIBOR-REUTERS	$34,334
	EUR	22,694,000	(E)	(121)	9/3/17	1.53%	1 month EUR-EONIA-OIS-COMPOUND	(102,211)
	EUR	4,215,000		(40)	7/17/23	1.918%	6 month EUR-EURIBOR-REUTERS	47,678
	EUR	3,225,000		(30)	7/17/23	1.906%	6 month EUR-EURIBOR-REUTERS	41,509
	EUR	749,000		(7)	9/3/23	6 month EUR-EURIBOR-REUTERS	2.1825%	13,109
	EUR	5,708,000		(55)	10/21/23	6 month EUR-EURIBOR-REUTERS	2.168%	58,912
	EUR	6,278,000		(61)	12/5/23	1.9825%	6 month EUR-EURIBOR-REUTERS	115,247
	EUR	28,000		—	12/20/23	6 month EUR-EURIBOR-REUTERS	2.052%	(324)
	EUR	43,000,000	(E)	(132)	12/4/16	6 month EUR-EURIBOR-REUTERS	0.926%	(117,259)
	EUR	5,441,000		(53)	12/5/23	1.9885%	6 month EUR-EURIBOR-REUTERS	95,733
	EUR	1,386,000		(14)	12/9/23	2.095%	6 month EUR-EURIBOR-REUTERS	6,176
	EUR	6,841,000	(E)	(68)	7/18/23	6 month EUR-EURIBOR-REUTERS	2.932%	(44,112)
	EUR	4,680,000		(46)	12/18/23	2.05%	6 month EUR-EURIBOR-REUTERS	53,923
	GBP	1,180,000		(14)	12/19/23	2.90%	6 month GBP-LIBOR-BBA	13,455
	JPY	709,218,000		(128)	7/12/43	2.024375%	6 month JPY-LIBOR-BBA	(274,576)
	JPY	221,937,000		(41)	10/3/43	6 month JPY-LIBOR-BBA	1.8425%	(20,166)
	JPY	3,413,000,000		(138)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	287,863
	JPY	354,609,000		(64)	7/18/43	1.9825%	6 month JPY-LIBOR-BBA	(100,634)
	JPY	1,706,500,000		(70)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	113,801
	JPY	2,559,750,000		(105)	8/28/18	0.4475%	6 month JPY-LIBOR-BBA	(113,205)
	JPY	534,030,000		(22)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(9,448)
	JPY	266,330,000		(49)	10/15/43	6 month JPY-LIBOR-BBA	1.73%	(96,888)
	EUR	43,000,000	(E)	(218)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.915%	(113,795)
	EUR	43,000,000	(E)	(217)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.925%	(107,879)
	EUR	43,000,000	(E)	(190)	12/5/16	6 month EUR-EURIBOR-REUTERS	0.918%	(122,049)
	EUR	2,685,000	(E)	(41)	7/19/23	6 month EUR-EURIBOR-REUTERS	2.92%	(19,434)
	EUR	5,313,000		(97)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.1675%	9,844
	JPY	534,030,000		(44)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(9,469)
	JPY	221,937,000		(77)	10/3/43	6 month JPY-LIBOR-BBA	1.843%	(19,946)
	EUR	13,900,000	(E)	(202)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	111,854
	EUR	13,900,000	(E)	(203)	7/3/23	2.89%	6 month EUR-EURIBOR-REUTERS	116,443
	EUR	27,676,000		(477)	7/15/23	1.945%	6 month EUR-EURIBOR-REUTERS	212,900
	EUR	1,585,000	(E)	(23)	9/3/23	3.0925%	6 month EUR-EURIBOR-REUTERS	(2,269)
	EUR	2,624,000		(48)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.171%	6,017
	EUR	43,000,000	(E)	(218)	11/27/16	6 month EUR-EURIBOR-REUTERS	0.942%	(100,781)
	EUR	3,308,000		(59)	12/6/23	2.028%	6 month EUR-EURIBOR-REUTERS	41,791
	EUR	1,743,000		(31)	12/9/23	2.092%	6 month EUR-EURIBOR-REUTERS	8,428
	EUR	2,802,000		(51)	12/11/23	2.09%	6 month EUR-EURIBOR-REUTERS	15,011
	EUR	3,156,000		(57)	12/12/23	2.081%	6 month EUR-EURIBOR-REUTERS	21,192
	EUR	1,673,000		(30)	12/16/23	2.068%	6 month EUR-EURIBOR-REUTERS	15,015
	EUR	2,204,000	(E)	(17)	9/20/17	1 month EUR-EONIA-OIS-COMPOUND	1.015%	(6,354)
	EUR	3,519,000		(64)	12/20/23	6 month EUR-EURIBOR-REUTERS	2.037%	(47,462)
	EUR	2,658,000		(48)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.166%	4,413
		$22,340,300	(E)	(250)	11/21/23	3 month USD-LIBOR-BBA	4.22125%	(333,791)
		31,723,200	(E)	(176)	11/21/18	2.1525%	3 month USD-LIBOR-BBA	381,454
		35,704,000	(E)	173,185	3/19/19	3 month USD-LIBOR-BBA	1.90%	234,240
		915,000		(58)	9/25/23	3 month USD-LIBOR-BBA	2.92%	(2,160)
		31,723,200	(E)	(255)	11/20/18	2.14%	3 month USD-LIBOR-BBA	388,671
		22,340,300	(E)	(250)	11/20/23	3 month USD-LIBOR-BBA	4.255%	(302,068)
		109,718,300	(E)	1,315,317	3/19/19	3 month USD-LIBOR-BBA	2.00%	969,704
		153,922,000	(E)	749,342	3/19/16	3 month USD-LIBOR-BBA	0.75%	249,094
		12,371,200	(E)	183,742	3/19/44	3 month USD-LIBOR-BBA	3.75%	(312,096)
		89,826,800	(E)	1,354,100	3/19/24	3 month USD-LIBOR-BBA	3.25%	759,447
		289,500,000	(E)	(941)	12/5/16	3 month USD-LIBOR-BBA	1.237%	922,564
		3,979,000	(E)	18,624	3/19/24	3 month USD-LIBOR-BBA	3.15%	27,894
	GBP	10,918,000	(E)	139,381	3/19/24	6 month GBP-LIBOR-BBA	3.00%	250,752
	EUR	2,854,000		(51)	10/22/23	6 month EUR-EURIBOR-REUTERS	2.125%	13,452

	Total			$3,927,984	$3,263,544
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$6,160,962	$—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(52,037)
1,674,747	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,145
743,853	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,065)
Barclays Bank PLC
352,555	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	674
558,703	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,690
639,241	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,222
568,453	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,086
7,743,061	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28,266
2,012,508	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,804)
233,624	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(734)
490,468	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	937
2,942,811	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,624
583,309	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,129
756,584	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,047
1,757,619	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,196)
1,870,647	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,575
555,637	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(1,746)
81,253	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	531
252,591	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	483
2,313,952	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,447
321,510	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	615
1,471,405	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,812
1,466,667	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,501)
1,386,493	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(4,357)
273,034	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	522
2,086,613	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(4,382)
8,062,811	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,408
1,760,291	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,364
308,870	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	590
1,001,353	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,914
725,929	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,387
1,330,233	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,236)
4,447,530	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,617)
848,732	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,986)
3,800,729	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(32,102)
674,735	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,892)
337,423	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,946)
337,423	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,946)
677,090	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,906)
1,758,549	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,144)
677,090	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,906)
2,669,722	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,746
923,466	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	4,293
556,226	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,586
555,210	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,061
705,082	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,277
1,413,018	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,373)
1,217,455	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,958
174,638	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,141
1,351,824	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,798)
184,210	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(440)
5,032,207	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(54,058)
Citibank, N.A.
1,144,263	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,187
2,452,342	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,686
2,140,895	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,091
1,186,382	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,331
1,824,864	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(15,413)
2,937,273	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,723)
1,212,414	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,426)
1,941,791	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,089)
2,367,319	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,995)
1,436,753	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,920)
Credit Suisse International
980,937	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,875
890,441	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,126)
1,579,272	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,765)
3,099,731	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,316)
2,589,216	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,452)
2,514,012	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,177)
3,436,701	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,546)
2,538,116	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,265)
2,083,028	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,594)
2,424,347	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,850)
2,262,852	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,261)
1,998,006	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(16,876)
3,497,840	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(29,544)
1,662,348	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,041)
1,553,887	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	7,223
1,554,785	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(16,702)
1,891,869	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,796)
1,723,506	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(18,515)
2,362,641	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,625
Deutsche Bank AG
890,441	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,126)
Goldman Sachs International
1,044,345	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	8,347
401,700	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,626
1,386,899	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,195
1,386,899	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,195
1,055,258	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,852
4,177,569	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	35,285
3,830,841	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	32,356
611,844	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,461)
229,845	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(549)
7,132,511	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	60,243
1,796,523	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	15,174
56,351	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	450
480,371	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,840
5,054,112	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,827
504,967	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,036
1,009,934	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	8,072
30,164	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	197
7,006,935	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,580
2,333,717	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,519
431,864	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,031)
2,608,981	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,524
2,439,773	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,906
838,128	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,001)
518,125	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,237)
39,847	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(95)
106,185	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(253)
3,355,712	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,250
3,235,698	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,787
2,557,289	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,600
2,818,613	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,525
939,665	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,937
2,833,145	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,342
12,609,000	—	8/9/18	2.2575%	USA Non Revised Consumer Price Index- Urban (CPI-U)	141,977
12,609,000	—	8/15/18	2.225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	121,803
JPMorgan Chase Bank N.A.
4,335,285	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,826
2,789,327	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	23,559
2,479,303	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,051
312,866	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,142)

Total	$—	$302,970

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$4,375	$64,000	5/11/63	300 bp	$3,356
	CMBX NA BBB Index	BBB-/P	8,497	141,000	5/11/63	300 bp	6,253
	CMBX NA BBB Index	BBB-/P	17,409	282,000	5/11/63	300 bp	12,921
	CMBX NA BBB Index	BBB-/P	16,587	291,000	5/11/63	300 bp	11,955
	Barclays Bank PLC
	CMBX NA BBB Index	BBB-/P	33,591	303,000	5/11/63	300 bp	28,768
	Irish Gov't, 4.50%, 4/18/2020	—	(35,493)	443,000	9/20/17	(100 bp)	(37,347)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(72,281)	443,000	9/20/17	(100 bp)	(42,300)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	2,851	149,000	5/11/63	300 bp	479
	CMBX NA BBB Index	BBB-/P	20,934	263,000	5/11/63	300 bp	16,748
	CMBX NA BBB Index	BBB-/P	3,135	270,000	5/11/63	300 bp	(1,163)
	CMBX NA BBB Index	BBB-/P	20,979	288,000	5/11/63	300 bp	16,395
	CMBX NA BBB Index	BBB-/P	4,963	323,000	5/11/63	300 bp	(178)
	CMBX NA BBB Index	BBB-/P	37,060	328,000	5/11/63	300 bp	31,839
	CMBX NA BBB Index	BBB-/P	27,130	340,000	5/11/63	300 bp	21,718
	CMBX NA BBB Index	BBB-/P	26,325	340,000	5/11/63	300 bp	20,913
	CMBX NA BBB Index	BBB-/P	22,366	340,000	5/11/63	300 bp	16,955
	CMBX NA BBB Index	BBB-/P	6,043	343,000	5/11/63	300 bp	584
	CMBX NA BBB Index	BBB-/P	10,467	344,000	5/11/63	300 bp	4,992
	CMBX NA BBB Index	BBB-/P	31,880	416,000	5/11/63	300 bp	25,259
	CMBX NA BBB Index	BBB-/P	28,890	704,000	5/11/63	300 bp	17,685
	CMBX NA BBB- Index	BBB-/P	10,720	224,000	5/11/63	300 bp	7,155
	CMBX NA BBB- Index	BBB-/P	12,140	281,000	5/11/63	300 bp	7,667
	Spain Gov't, 5.50%, 7/30/2017	—	(52,226)	443,000	9/20/17	(100 bp)	(48,433)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	82,442	705,000	3/20/17	500 bp	(140,370)

	Total		$268,784	$(18,149)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 21 Index	B+/P	$(179,193)	$2,582,000	12/20/18	500 bp	$44,554

	Total		$(179,193)	$44,554

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $345,425,365.
(b)	The aggregate identified cost on a tax basis is $379,088,770, resulting in gross unrealized appreciation and depreciation of $15,675,217 and $5,782,817, respectively, or net unrealized appreciation of $9,892,400.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,442,892	$40,449,565	$36,849,840	$2,305	$12,042,617
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $100,475,867 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	82.1%
	Russia	3.3
	Argentina	1.7
	Venezuela	1.5
	United Kingdom	1.3
	Greece	1.2
	Luxembourg	1.0
	Brazil	1.0
	Canada	0.8
	Ireland	0.7
	Ukraine	0.6
	Indonesia	0.6
	Germany	0.6
	Mexico	0.5
	Other	3.1

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $23,826 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,109,185 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $903,606.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
	Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer cyclicals	$258,284	$188	$72,838
Total common stocks	258,284	188	72,838
Convertible bonds and notes	$—	$136,500	$—
Convertible preferred stocks	137,487	—	—
Corporate bonds and notes	—	105,865,389	—
Foreign government and agency bonds and notes	—	30,667,498	—
Mortgage-backed securities	—	167,216,664	—
Preferred stocks	—	440,878	—
Purchased swap options outstanding	—	73,513	—
Senior loans	—	5,408,707	—
U.S. government and agency mortgage obligations	—	46,589,337	—
Warrants	—	1,835	—
Short-term investments	12,342,617	19,769,435	—

Totals by level	$12,738,388	$376,169,944	$72,838

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(608,382)	$—
Futures contracts	(164,551)	—	—
Written swap options outstanding	—	(56,549)	—
Forward premium swap option contracts	—	168,177	—
Interest rate swap contracts	—	(914,940)	—
Total return swap contracts	—	302,970	—
Credit default contracts	—	(63,186)	—

Totals by level	$(164,551)	$(1,171,910)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$257,521	$320,707
Foreign exchange contracts	1,201,519	1,809,901
Equity contracts	1,835	—
Interest rate contracts	6,166,652	6,758,032

Total	$7,627,527	$8,888,640

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	—*
Purchased swap option contracts (contract amount)	$145,200,000
Written swap option contracts (contract amount)	$176,800,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$257,300,000
OTC interest rate swap contracts (notional)	$919,400,000
Centrally cleared interest rate swap contracts (notional)	$1,415,500,000
OTC total return swap contracts (notional)	$277,800,000
OTC credit default swap contracts (notional)	$9,500,000
Centrally cleared credit defult rate swap contracts (notional)	$1,900,000
Warrants (number of warrants)	20

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014